Fair value	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair value
Fair value
The fair value of our financial assets reflects our estimate of amounts that we would have received in connection with the sale of such asset in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of our assets, we seek to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (our assumptions about how market participants would price assets and liabilities). We use the following fair value hierarchy to classify assets based on the observable inputs and unobservable inputs we used to value our assets and liabilities:

•	Level 1—quoted prices (unadjusted) in active markets for identical assets.

•
Level 2—quoted prices for similar assets in active markets or inputs that are observable for the asset, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.

•	Level 3—unobservable inputs based on our assumptions used to measure assets at fair value.
The following tables summarize our assets that are measured at fair value as of June 30, 2018 and December 31, 2017 (in thousands):

Description	Balance as of June 30, 2018	Level 1	Level 2	Level 3
Assets:
Cash and money market funds	$24,601	$24,601	$—	$—
Corporate debt securities (including commercial paper)	21,046	—	21,046	—
U.S. government securities	7,981	—	7,981	—
Total	$53,628	$24,601	$29,027	$—

Description	Balance as of December 31, 2017	Level 1	Level 2	Level 3
Assets:
Cash and money market funds	$15,703	$15,703	$—	$—
Corporate debt securities (including commercial paper)	35,531	—	35,531	—
U.S. government securities	15,969	—	15,969	—
Total	$67,203	$15,703	$51,500	$—

Fair value Measurements
The fair value of our financial assets reflects our estimate of amounts that we would have received in connection with the sale of such assets in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of our assets, we seek to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (our assumptions about how market participants would price assets and liabilities). We use the following fair value hierarchy to classify assets based on the observable inputs and unobservable inputs we used to value our assets and liabilities:

•	Level 1 — quoted prices (unadjusted) in active markets for identical assets.

•
Level 2 — quoted prices for similar assets in active markets or inputs that are observable for the asset, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.

•	Level 3 — unobservable inputs based on our assumptions used to measure assets at fair value.
The following tables summarize our assets that are measured at fair value as of December 31, 2017 and 2016 (in thousands):

Description	Balance as of December 31, 2017	Level 1	Level 2	Level 3
Assets:
Cash and money market funds	$15,703	$15,703	$—	$—
Corporate debt securities (including commercial paper)	35,531	—	35,531	—
U.S. government securities	15,969	—	15,969	—
Total assets	$67,203	$15,703	$51,500	$—

Description	Balance as of December 31, 2016	Level 1	Level 2	Level 3
Assets:
Cash and money market funds	$43,930	$43,930	$—	$—
Corporate debt securities (including commercial paper)	48,466	—	48,466	—
U.S. government securities	21,992	—	21,992	—
Total assets	$114,388	$43,930	$70,458	$—